Investment Strategy	Aug. 20, 2025
T-REX 2X LONG GME DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective October 31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of GME on a daily basis.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of GME on a daily basis.
T-REX 2X LONG HOOD DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective October 31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of HOOD on a daily basis.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of HOOD on a daily basis.
T-REX 2X LONG DJT DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective October 31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of DJT on a daily basis.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of DJT on a daily basis.
T-REX 2X LONG RBLX DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective October31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of RBLX on a daily basis.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of RBLX on a daily basis.
T-REX 2X LONG ARM DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective October 31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of ARM on a daily basis.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of ARM on a daily basis.
T-REX 2X LONG SNOW DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective October 31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of SNOW on a daily basis.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of SNOW on a daily basis.
T-REX 2X LONG APPLE DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective October 31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of AAPL on a daily basis.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of AAPL on a daily basis.
T-REX 2X LONG ALPHABET DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective October 31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of GOOG on a daily basis.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of GOOG on a daily basis.
T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective October 31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of MSFT on a daily basis.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of MSFT on a daily basis.